Net Investment Income - Summary of Net Investment Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Dividend income	¥ 74,109	¥ 79,840	¥ 87,850
Total net investment income	153,820	176,464	93,922
Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net gain from disposal of instruments	¥ 79,711	¥ 96,624	¥ 6,072